February 6, 1996



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Mid-Cap Fund (the "Fund")
              (formerly Pioneer Three)
              File Nos. 2-79140 and 811-3564
              CIK No. 0000706155

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 21, and that the text of the Post -Effective Amendment has been filed electronically, Accession No.
0000706155-96-000003, on February 1, 1996.

              If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                                 Very truly yours,



                                                 /s/Eunice R. Simmons
                                                 Eunice R. Simmons
                                                 EDGAR Compliance Associate


cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Joseph P. Barri, Esq.
              Mr. Mark Goshko, Esq.